Commitments and Contingencies (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Sep. 30, 2012 Chief Financial Officer [Member]	Dec. 31, 2011 Chief Financial Officer [Member]	Sep. 30, 2012 President [Member]	Dec. 31, 2011 President [Member]	Sep. 30, 2012 Nova Dongguan [Member]	Oct. 01, 2011 Nova Dongguan [Member]	Dec. 31, 2011 Nova Dongguan [Member]	Dec. 31, 2010 Nova Dongguan [Member]	Jun. 30, 2012 Capital contributions due by June 30, 2012 [Member]	Dec. 31, 2011 Capital contributions due by June 30, 2012 [Member]
Operating Leases, Rent Expense	$ 118,900	$ 49,463	$ 409,900	$ 56,394	$ 193,700	$ 13,200
Capital	20,000,000		20,000,000		20,000,000
Proceeds from Contributed Capital	1,000,000		0	0	0	500,000							13,600,000	11,890,000	11,890,000	10,900,000	6,400,000	8,110,000
Employment agreement, term							one-year employment agreements	one-year employment agreements		one-year employment agreements	one-year employment agreement	one-year employment agreement
Officers' Compensation							$ 100,000	$ 100,000	$ 80,000	$ 80,000	$ 80,000	$ 80,000